Consolidated Statements of Financial Position - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	[1]	$ 328.9	$ 359.4
Intangible assets	[1]	1,343.0	1,471.0
Goodwill	[1]	786.9	804.1
Right-of-use assets	[1]	83.4	104.1
Other financial assets	[1]	8.9	70.3
Other non-financial assets	[1]	3.5	2.7
Total non-current assets	[1]	2,554.7	2,811.6
Current assets
Inventories	[1]	185.8	145.4
Trade receivables	[1]	290.4	262.0
Other financial assets	[1]	18.9	24.9
Other non-financial assets	[1]	24.4	24.1
Tax assets	[1]	51.2	46.4
Cash and cash equivalents	[1]	371.6	320.1
Total current assets	[1]	942.3	822.9
Total assets	[1]	3,496.9	3,634.5
Shareholders' equity
Common shares and preferred shares	[1]	19.5	102.1
Paid-in surplus and retained earnings	[1]	819.5	261.6
Currency translation adjustment and other reserves	[1]	57.3	120.0
Total shareholders' equity	[1]	896.3	483.7
Non-current liabilities
Borrowings	[1]	1,540.9	2,065.7
Deferred tax liabilities	[1]	306.1	340.8
Employee benefits	[1]	143.4	176.2
Provisions	[1]	9.3	13.2
Lease liabilities	[1]	52.1	67.7
Other financial liabilities	[1]	0.1	1.5
Total non-current liabilities	[1]	2,052.0	2,665.1
Current liabilities
Borrowings	[1]	10.7	0.5
Trade payables	[1]	259.2	221.0
Tax liabilities	[1]	93.0	99.2
Lease liabilities	[1]	12.1	13.8
Other financial liabilities	[1]	11.5	38.5
Other non-financial liabilities	[1]	146.2	89.7
Provisions	[1]	16.1	23.0
Total current liabilities	[1]	548.7	485.8
Tota liabilities & shareholders' equity	[1]	$ 3,496.9	$ 3,634.5

[1]	The notes are an integral part of these consolidated financial statements.